FundX Investment Trust
235 Montgomery Street, Suite 1049
San Francisco, California 94104-3008

July 15, 2016

VIA EDGAR TRANSMISSION

Division of Investment Management
United States Securities and Exchange Commission
100 “F” Street, N.E.
Washington, D.C.  20549

Re:	FundX Investment Trust (the “Trust”) SEC File Numbers: 333-194652; 811-22951

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 8 to the Trust’s Registration Statement for the purpose of adding one new series to the Trust, the FundX Sustainable Investor Fund.

Pursuant to Rule 485(a)(2), the Trust anticipates that this filing shall become effective on September 30, 2016.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions concerning the foregoing, please contact Lillian Kabakali at (626) 914‑7372.

Sincerely,

/s/ Jason Browne
Jason Browne
President, FundX Investment Trust

cc: Steven G. Cravath, Cravath & Associates, LLC